Equipment - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 35
Amortization
Property, plant and equipment at end of period	28	$ 35
Exploration Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	24
Property, plant and equipment at end of period	19	24
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1
Property, plant and equipment at end of period	3	1
Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10
Property, plant and equipment at end of period	6	10
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	213	213
Additions	5
Property, plant and equipment at end of period	218	213
Gross Carrying Amount [Member] | Exploration Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	67	67
Additions
Property, plant and equipment at end of period	67	67
Gross Carrying Amount [Member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10	10
Additions	5
Property, plant and equipment at end of period	15	10
Gross Carrying Amount [Member] | Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	136	136
Additions
Property, plant and equipment at end of period	136	136
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	178	164
Amortization	12	14
Property, plant and equipment at end of period	190	178
Accumulated Depreciation [Member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9	8
Amortization	3	1
Property, plant and equipment at end of period	12	9
Accumulated Depreciation [Member] | Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	126	118
Amortization	4	8
Property, plant and equipment at end of period	130	126
Accumulated Depreciation [Member] | Exploration Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43	38
Amortization	5	5
Property, plant and equipment at end of period	$ 48	$ 43